UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$625,000	$640,788

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	BBB+	1,000,000	1,195,130

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	1,000,000	1,089,470

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,708,815

			4,634,203
Alaska (0.7%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA+	3,420,000	3,908,855

			3,908,855
Arizona (4.9%)

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	2,000,000	2,253,340

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	1,065,360

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA-	750,000	830,055

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,297,315

Glendale, Wtr. & Swr. Rev. Bonds
5s, 7/1/28	AA	1,000,000	1,173,120
AMBAC, 5s, 7/1/28 (Prerefunded 7/1/13)	AA	2,000,000	2,015,420

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	Baa1	3,250,000	3,688,068

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	1,400,000	1,552,628

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	4,000,000	4,761,040

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA-	2,000,000	2,200,480

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	1,715,000	1,718,396

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	2,035,443

			25,590,665
California (14.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB	500,000	587,020
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A	3,000,000	3,409,949
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB	450,000	494,717

Alameda, Corridor Trans. Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 10/1/29	AA-	1,000,000	1,173,770

CA Rev. Bonds (Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,175,010

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5s, 1/1/20	A	350,000	413,732

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	1,000,000	1,162,210
(Biola U.), 5s, 10/1/38	Baa1	1,000,000	1,092,460

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A	1,500,000	1,644,375

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,210,550
5s, 2/1/38	A1	3,000,000	3,400,470
5s, 4/1/37	A1	1,000,000	1,138,150

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,682,710
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,550,200

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,714,843

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB-	2,000,000	2,332,940
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,313,480

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	2,475,000	2,484,355
Ser. A, AMBAC, zero %, 6/1/24	A2	5,000,000	3,506,050

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	Aa2	2,100,000	1,961,820

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	1,000,000	1,102,320

Los Angeles, Dept. Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	1,000,000	1,132,050
(Sr. Intl. Private Activity), 5s, 5/15/29	AA	650,000	768,554

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	1,030,155

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	A	1,190,000	710,216
zero %, 8/1/24	A	1,125,000	717,514
zero %, 8/1/23	A	1,065,000	718,417
zero %, 8/1/22	A	1,010,000	724,251

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/31	A+	500,000	574,810
5s, 7/1/30	A+	500,000	576,535

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	BBB/P	2,500,000	2,912,675

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A-	5,500,000	3,948,890

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	AA-	650,000	760,273

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/27	A2	500,000	562,875

San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded 7/1/13)	Aa3	2,000,000	2,035,740

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/28	A1	425,000	496,315

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5s, 5/1/40	A1	1,250,000	1,371,125

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	Baa2	3,680,000	4,195,421

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	A+	1,000,000	1,177,210

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	1,000,000	1,084,060

U. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36	Aa1	2,690,000	3,122,767

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,147,000

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	407,318

			74,725,302
Colorado (2.4%)

CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	2,545,000	2,704,953
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	2,000,000	2,078,640
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,850,000	1,965,662

Denver City & Cnty., Arpt. Rev. Bonds, Ser. B, 5s, 11/15/37	A1	3,000,000	3,414,209

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,000,000	1,074,690
Ser. A, NATL, zero %, 9/1/34	Baa2	3,525,000	1,199,170

			12,437,324
Florida (7.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,549,525

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,157,120

Double Branch Cmnty. Dev. Dist. Special Assessment Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	360,000	359,006

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,520,000	2,984,234

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	A+/P	10,000,000	11,725,400

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,253,960

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,109,540

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/26	A2	600,000	716,196

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,088,950

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, AGM, SGI, 5s, 10/1/23	Aa2	1,000,000	1,160,910

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds
FGIC, NATL, 8 1/4s, 7/1/14	A2	5,000,000	5,451,699
AGM, 5s, 7/1/25	AA-	500,000	598,595

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/23	A-/F	1,630,000	1,891,517

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	3,352,170

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	660,000	758,023

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA-	3,935,000	4,575,382

Tampa-Hillsborough Cnty., Expressway Auth. Rev. Bonds, Ser. A, 5s, 7/1/28	A3	755,000	875,143

			41,607,370
Georgia (1.6%)

Atlanta, Arpt. Rev. Bonds, Ser. C, 5 7/8s, 1/1/24	A1	1,500,000	1,893,885

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	1,500,000	1,852,485

Fulton Cnty., Dev. Auth. Rev. Bonds
(Klaus Pkg. & Fam. Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,440,740
(GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	900,000	996,768

			8,183,878
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,106,810

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA-	200,000	230,102

			1,336,912
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Sr. Living Cmnty.), 5 1/4s, 11/15/37	BBB-/F	250,000	274,358

			274,358
Illinois (6.2%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	2,000,000	2,222,380

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	A+	1,500,000	1,505,640

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	700,000	819,875
Ser. A, 5 5/8s, 1/1/35	A2	650,000	759,200
Ser. F, 5s, 1/1/40	A2	1,045,000	1,155,018
(Passenger Fac. Charge), Ser. A, 5s, 1/1/23	A2	2,000,000	2,399,220

Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	A+/P	2,250,000	2,346,615

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A2	2,500,000	2,844,499
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,114,730
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,711,269

IL State G.O. Bonds
5s, 3/1/34	A2	1,000,000	1,073,710
5s, 8/1/21	A2	1,000,000	1,176,220

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	2,500,000	2,809,525

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A3	5,500,000	4,193,585

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	6,116,350

			32,247,836
Indiana (1.1%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,184,450

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	1,119,310

IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 4.1s, 7/1/15	Aaa	35,000	35,757

Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,112,339
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,584,240

			6,036,096
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,555,366

			1,555,366
Kentucky (0.4%)

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	894,864
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,088,250

			1,983,114
Louisiana (1.2%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	3,000,000	3,179,100

Stadium & Exposition Dist. Rev. Bonds, Ser. A, 5s, 7/1/36	A3	2,775,000	3,120,654

			6,299,754
Maryland (0.4%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,252,300

			2,252,300
Massachusetts (3.8%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,161,020

MA State VRDN (Construction Loan), Ser. A, 0.2s, 3/1/26	VMIG1	1,250,000	1,250,000

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	1,000,000	1,105,910

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	796,838
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	2,000,000	2,234,479
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	550,715

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42	A-	1,000,000	1,221,590

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,347,100
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	553,370
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,162,954
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,851,465

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	1,000,000	1,052,650

MA State Wtr. Resource Auth. Rev. Bonds, Ser. C, 5 1/4s, 8/1/42	Aa1	1,500,000	1,765,200

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,729,740

			19,783,031
Michigan (4.6%)

Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s, 7/1/33	AA-	1,000,000	1,262,930

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,575,000	1,813,093

MI State Fin. Auth. Rev. Bonds
(Revolving Fund-Clean Wtr), 5s, 10/1/30	AAA	1,860,000	2,223,629
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	1,000,000	1,131,840

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,144,330
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	1,250,000	1,320,813
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A2	1,000,000	1,137,670

MI State Strategic Fund Rev. Bonds (Dow Chemical), Ser. B-2, 6 1/4s, 6/1/14	Baa2	1,000,000	1,058,810

MI State Strategic Fund Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	A1	4,000,000	5,273,200

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5s, 10/1/25	Aa3	1,000,000	1,138,800

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	AA-	1,775,000	1,969,256

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB+	485,000	550,945

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AA-	3,500,000	3,913,140

			23,938,456
Minnesota (1.7%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. B
5s, 1/1/31	A	500,000	578,645
5s, 1/1/30	A	750,000	871,088
5s, 1/1/29	A	1,350,000	1,575,842

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,412,465

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,600,395

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	1,800,000	1,897,074

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.21s, 5/1/25	VMIG1	1,000,000	1,000,000

			8,935,509
Mississippi (0.5%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,904,648

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll, FNMA Coll, FHLMC Coll., 6.1s, 6/1/38	Aaa	730,000	796,737

			2,701,385
Missouri (1.1%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,308,056

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,325,600

MS State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,200,000	2,328,216

			5,961,872
Nebraska (1.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5s, 9/1/32	A3	1,000,000	1,109,210

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.18s, 7/1/35	VMIG1	4,160,000	4,160,000

NE Pub. Pwr. Dist. Rev. Bonds
Ser. A, 5s, 1/1/32	A1	1,000,000	1,153,990
Ser. C, 5s, 1/1/26	A1	300,000	340,860

			6,764,060
Nevada (1.3%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	555,000	607,464

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.18s, 6/1/42	VMIG1	6,435,000	6,435,000

			7,042,464
New Hampshire (0.9%)

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.18s, 7/1/33	VMIG1	4,875,000	4,875,000

			4,875,000
New Jersey (3.1%)

Middlesex Cnty., COP (Civic Square IV Redev.), 5s, 10/15/22	AA+	1,865,000	2,267,504

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,000,000	1,090,060

NJ State Econ. Dev. Auth. Rev. Bonds, Ser. II, 5s, 3/1/27	A1	2,500,000	2,923,174

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,108,480

NJ State Tpk. Auth. Rev. Bonds
Ser. A, AMBAC, 5s, 1/1/30 (Prerefunded 7/1/13)	A+	3,000,000	3,023,130
Ser. B, 5s, 1/1/19	A+	1,250,000	1,504,650

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans Syst.), Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,155,540
(Trans. Program), Ser. AA, 5s, 6/15/38	A1	2,750,000	3,078,598

			16,151,136
New Mexico (0.2%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	900,000	957,132

			957,132
New York (8.3%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	2,275,000	2,690,461
5 3/4s, 5/1/27	Aa3	5,590,000	6,663,727

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,175,160

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	3,000,000	3,388,470
5s, 11/15/29	A2	4,000,000	4,666,199

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,596,700

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. FF, 5s, 6/15/45	AA+	4,000,000	4,518,040
Ser. AA, 5s, 6/15/34	AA+	1,000,000	1,154,780

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1, 5s, 2/1/37	AAA	1,000,000	1,149,470

NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, SGI
5 3/8s, 7/1/22 (Prerefunded 7/1/13)	Baa1	2,270,000	2,288,750
5 3/8s, 7/1/20 (Prerefunded 7/1/13)	Baa1	2,215,000	2,233,296

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (St. John's U.), Ser. A, 5s, 7/1/26	A3	4,185,000	4,942,820

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,413,160

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	1,059,084

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa3	2,250,000	2,650,680

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	Aa3	1,000,000	1,153,740

			43,744,537
North Carolina (1.3%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	567,880

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,742,130

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. B
5s, 1/1/31	A2	845,000	982,828
5s, 1/1/30	A2	1,500,000	1,752,180

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A3	1,500,000	1,731,855

			6,776,873
Ohio (5.2%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	500,000	437,580
5 3/8s, 6/1/24	B3	4,195,000	3,952,445
5 1/8s, 6/1/24	B3	1,735,000	1,606,714

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	400,000	448,288

Columbus G.O. Bonds, Ser. A, 5s, 2/15/25	Aaa	1,500,000	1,873,725

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A2	2,000,000	2,222,160

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	1,300,000	1,467,726

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA-	2,000,000	2,255,480

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	719,966

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	610,000	659,026

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	10,000	9,148

OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa2	1,500,000	1,548,585
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	876,405

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,153,280

Penta Career Ctr. COP
5s, 4/1/20	Aa3	1,095,000	1,297,498
5s, 4/1/19	Aa3	2,470,000	2,905,239

U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	AA-	3,375,000	3,886,751

			27,320,016
Oklahoma (0.6%)

OK State Tpk. Auth. VRDN, Ser. F, 0.18s, 1/1/28	VMIG1	3,030,000	3,030,000

			3,030,000
Oregon (0.3%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	500,000	531,085

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	885,068

			1,416,153
Pennsylvania (6.9%)

Allegheny Cnty., G.O. Bonds, Ser. C-70, 5s, 12/1/37	A1	4,000,000	4,419,440

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,365,610

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	700,000	749,168

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,474,090

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	2,500,000	2,811,775

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	2,500,000	2,836,150

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	996,189

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,231,747

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,246,218

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	565,360

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	2,760,000	2,923,199

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	BBB+	1,400,000	1,507,212

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/26	A1	4,220,000	5,032,012

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,467,600

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA-	1,225,000	1,349,852

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	1,000,000	1,090,560

			36,066,182
Puerto Rico (2.0%)

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	BBB+	2,250,000	2,246,603

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	865,000	931,268

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	5,100,000	5,575,830
Ser. C, 5s, 8/1/40	Aa3	1,550,000	1,651,122

			10,404,823
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	2,168,737

			2,168,737
Texas (5.7%)

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33(FWC)	Baa2	300,000	331,422

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,718,200

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	3,035,375

Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24 (Prerefunded 8/15/14)	Aa2	1,190,000	1,261,900

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30 (Prerefunded 2/15/18)	Aaa	2,500,000	3,000,875

Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	A	1,000,000	1,003,160

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	2,000,000	2,131,820

Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	699,852

North TX, Thruway Auth. Rev. Bonds (First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	4,229,785

North TX, Tollway Auth. Rev. Bonds, Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,686,240

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,267,320

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.21s, 11/15/33	VMIG1	800,000	800,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,000,000	1,048,810

Texas Tech. U. Rev. Bonds, Ser. A, 5s, 8/15/37	AA	1,000,000	1,150,430

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	1,000,000	1,172,090

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/31	A3	1,000,000	1,077,480

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-	2,150,000	2,348,359

			29,963,118
Utah (0.2%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.17s, 5/15/36	Aa1	1,100,000	1,100,000

			1,100,000
Virginia (0.4%)

Chesapeake, Toll Rd. Rev. Bonds (Sr. Trans. Syst.), Ser. A, 5s, 7/15/27	BBB	200,000	222,748

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,831,001

			2,053,749
Washington (3.4%)

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	1,000,000	1,114,340

WA State G.O. Bonds, Ser. A, 5s, 8/1/28	Aa1	2,500,000	3,022,100

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,807,675

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,000,000	1,161,130
Ser. B, NATL, 5s, 2/15/27	Baa2	2,140,000	2,292,946

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aa1	6,000,000	7,207,260

			17,605,451
West Virginia (1.1%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29 (Prerefunded 6/1/14)	Aa2	5,000,000	5,253,800

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	500,000	560,855

			5,814,655
Wisconsin (0.8%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,466,340

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,464,963

			3,931,303
Wyoming (0.4%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	2,020,950

			2,020,950
TOTAL INVESTMENTS

Total investments (cost $468,741,054)(b)			$513,599,925

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $523,688,946.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $468,615,561, resulting in gross unrealized appreciation and depreciation of $45,382,684 and $398,320, respectively, or net unrealized appreciation of $44,984,364.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	17.0%
	Local government	14.5
	Health care	13.8
	Transportation	11.8
	Education	11.1
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	12.1%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$513,599,925	$—

Totals by level	$—	$513,599,925	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 27, 2013